Quarterly Holdings Report
for
Fidelity® Enhanced Small Cap ETF
March 31, 2024
CPE-NPRT3-0324
1.9910071.100
Common Stocks - 97.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 0.9%
ATN International, Inc.	21,590	680,193
Bandwidth, Inc. (a)	71,513	1,305,827
Lumen Technologies, Inc. (a)	1,747,288	2,725,769
		4,711,789
Entertainment - 0.7%
Eventbrite, Inc. (a)	26,378	144,551
Lions Gate Entertainment Corp.:
Class A (a)(b)	101,882	1,013,726
Class B (a)	111,933	1,042,096
Madison Square Garden Entertainment Corp.	32,491	1,273,972
		3,474,345
Interactive Media & Services - 0.9%
TrueCar, Inc. (a)	183,726	622,831
Vimeo, Inc. (a)	264,167	1,080,443
Yelp, Inc. (a)	78,580	3,096,052
Zedge, Inc. (a)	20,374	56,436
		4,855,762
Media - 0.7%
John Wiley & Sons, Inc. Class A	77,844	2,968,192
TEGNA, Inc.	46,250	690,975
		3,659,167
Wireless Telecommunication Services - 0.0%
Spok Holdings, Inc. (b)	7,760	123,772
TOTAL COMMUNICATION SERVICES		16,824,835
CONSUMER DISCRETIONARY - 12.7%
Automobile Components - 0.7%
American Axle & Manufacturing Holdings, Inc. (a)	58,031	427,108
Cooper-Standard Holding, Inc. (a)	56,921	942,612
The Goodyear Tire & Rubber Co. (a)	160,902	2,209,184
		3,578,904
Automobiles - 0.5%
Winnebago Industries, Inc. (b)	37,827	2,799,198
Broadline Retail - 0.3%
ContextLogic, Inc. (a)(b)	68,898	392,030
Dillard's, Inc. Class A (b)	1,859	876,779
		1,268,809
Diversified Consumer Services - 1.1%
2U, Inc. (a)(b)	512,054	199,547
Chegg, Inc. (a)	64,186	485,888
Duolingo, Inc. (a)	15,558	3,431,784
Frontdoor, Inc. (a)	43,765	1,425,864
		5,543,083
Hotels, Restaurants & Leisure - 1.9%
Dine Brands Global, Inc.	2,968	137,953
Everi Holdings, Inc. (a)	69,502	698,495
International Game Technology PLC	102,644	2,318,728
Light & Wonder, Inc. Class A (a)	19,651	2,006,171
PlayAGS, Inc. (a)	19,403	174,239
Sabre Corp. (a)	66,061	159,868
Shake Shack, Inc. Class A (a)	10,768	1,120,195
Sweetgreen, Inc. Class A (a)	12,728	321,509
Texas Roadhouse, Inc. Class A	1,426	220,274
Wingstop, Inc.	7,568	2,772,915
		9,930,347
Household Durables - 4.1%
Cavco Industries, Inc. (a)	4,369	1,743,493
Flexsteel Industries, Inc.	15,210	567,333
Green Brick Partners, Inc. (a)	36,502	2,198,515
Installed Building Products, Inc. (b)	15,390	3,981,855
KB Home	6,552	464,406
M.D.C. Holdings, Inc.	3,959	249,061
M/I Homes, Inc. (a)	25,217	3,436,825
Meritage Homes Corp.	16,910	2,967,029
Taylor Morrison Home Corp. (a)	42,254	2,626,931
TRI Pointe Homes, Inc. (a)	89,009	3,441,088
		21,676,536
Leisure Products - 0.0%
Bowflex, Inc. (a)	101,318	1,925
Specialty Retail - 4.1%
Abercrombie & Fitch Co. Class A (a)	25,718	3,223,237
American Eagle Outfitters, Inc.	39,835	1,027,345
Asbury Automotive Group, Inc. (a)	3,373	795,286
CarParts.com, Inc. (a)	175,919	284,989
Carvana Co. Class A (a)(b)	51,224	4,503,102
Murphy U.S.A., Inc.	6,337	2,656,470
National Vision Holdings, Inc. (a)	40,082	888,217
Sally Beauty Holdings, Inc. (a)	90,918	1,129,202
Sonic Automotive, Inc. Class A (sub. vtg.)	22,811	1,298,858
Stitch Fix, Inc. (a)	79,928	211,010
The Aaron's Co., Inc.	13,584	101,880
The Container Store Group, Inc. (a)	72,809	83,002
The ODP Corp. (a)	46,886	2,487,302
Upbound Group, Inc.	46,207	1,626,948
Urban Outfitters, Inc. (a)	28,409	1,233,519
Winmark Corp.	102	36,893
		21,587,260
Textiles, Apparel & Luxury Goods - 0.0%
Rocky Brands, Inc.	7,381	200,247
TOTAL CONSUMER DISCRETIONARY		66,586,309
CONSUMER STAPLES - 3.0%
Beverages - 1.2%
Coca-Cola Consolidated, Inc. Consolidated	3,711	3,141,028
Primo Water Corp.	162,460	2,958,397
		6,099,425
Consumer Staples Distribution & Retail - 0.2%
Ingles Markets, Inc. Class A	10,845	831,595
Natural Grocers by Vitamin Cottage, Inc.	18,110	326,886
PriceSmart, Inc.	2,141	179,844
		1,338,325
Food Products - 0.3%
Fresh Del Monte Produce, Inc.	49,282	1,276,897
Vital Farms, Inc. (a)	12,036	279,837
		1,556,734
Personal Care Products - 1.2%
BellRing Brands, Inc. (a)	28,505	1,682,650
elf Beauty, Inc. (a)	23,034	4,515,355
Herbalife Ltd. (a)	11,035	110,902
		6,308,907
Tobacco - 0.1%
Turning Point Brands, Inc.	7,340	215,062
Vector Group Ltd.	27,254	298,704
		513,766
TOTAL CONSUMER STAPLES		15,817,157
ENERGY - 6.4%
Energy Equipment & Services - 1.6%
Archrock, Inc.	21,035	413,758
Borr Drilling Ltd.	26,049	178,436
Bristow Group, Inc. (a)	17,138	466,154
DMC Global, Inc. (a)	608	11,850
Helix Energy Solutions Group, Inc. (a)	126,005	1,365,894
Helmerich & Payne, Inc.	5,243	220,521
Kodiak Gas Services, Inc.	35,676	975,382
Nabors Industries Ltd. (a)	12,090	1,041,312
Nabors Industries Ltd. warrants 6/11/26 (a)	10,764	88,265
Oceaneering International, Inc. (a)	81,243	1,901,086
Oil States International, Inc. (a)	37,640	231,862
Patterson-UTI Energy, Inc.	25,854	308,697
Tidewater, Inc. (a)	9,445	868,940
U.S. Silica Holdings, Inc. (a)	31,425	389,984
		8,462,141
Oil, Gas & Consumable Fuels - 4.8%
Ardmore Shipping Corp.	33,603	551,761
California Resources Corp.	4,265	235,002
Civitas Resources, Inc.	16,240	1,232,778
CNX Resources Corp. (a)	37,168	881,625
CONSOL Energy, Inc.	3,384	283,444
Crescent Energy, Inc. Class A	44,962	535,048
CVR Energy, Inc.	14,968	533,759
Delek U.S. Holdings, Inc.	54,921	1,688,272
DHT Holdings, Inc.	24,851	285,787
Equitrans Midstream Corp.	39,940	498,851
Frontline PLC (NY Shares)	1,235	28,874
FutureFuel Corp.	26,492	213,261
Green Plains, Inc. (a)	130,171	3,009,554
Magnolia Oil & Gas Corp. Class A (b)	55,458	1,439,135
Matador Resources Co. (b)	62,677	4,184,943
Murphy Oil Corp.	91,009	4,159,111
Overseas Shipholding Group, Inc.	13,921	89,094
PBF Energy, Inc. Class A	6,601	380,020
Permian Resource Corp. Class A	113,506	2,004,516
Scorpio Tankers, Inc.	15,180	1,086,129
Teekay Tankers Ltd.	16,104	940,635
Uranium Energy Corp. (a)	59,672	402,786
Vitesse Energy, Inc. (b)	25,497	605,044
W&T Offshore, Inc.	2,143	5,679
World Kinect Corp.	4,171	110,323
		25,385,431
TOTAL ENERGY		33,847,572
FINANCIALS - 15.4%
Banks - 6.7%
1st Source Corp.	12,430	651,581
Amalgamated Financial Corp.	4,733	113,592
Ameris Bancorp	36,574	1,769,450
Atlantic Union Bankshares Corp.	31,240	1,103,084
Axos Financial, Inc. (a)	21,362	1,154,402
BancFirst Corp.	30,239	2,661,939
Bancorp, Inc., Delaware (a)	50,883	1,702,545
Banner Corp.	19,500	936,000
Berkshire Hills Bancorp, Inc. (b)	27,778	636,672
Byline Bancorp, Inc.	9,874	214,463
Cadence Bank	48,427	1,404,383
Capital City Bank Group, Inc.	2,429	67,283
Central Pacific Financial Corp.	24,495	483,776
Community Bank System, Inc.	10,214	490,578
Community Trust Bancorp, Inc.	7,292	311,004
CVB Financial Corp.	44,740	798,162
Financial Institutions, Inc.	15,341	288,718
First Bancorp, Puerto Rico	140,152	2,458,266
First Busey Corp.	36,594	880,086
First Commonwealth Financial Corp.	24,443	340,247
First Financial Bankshares, Inc. (b)	18,848	618,403
Great Southern Bancorp, Inc. (b)	23,452	1,285,639
Heartland Financial U.S.A., Inc.	39,895	1,402,309
Hope Bancorp, Inc.	13,364	153,820
Lakeland Financial Corp. (b)	35,964	2,385,132
Mercantile Bank Corp.	3,454	132,944
Midland States Bancorp, Inc.	9,002	226,220
NBT Bancorp, Inc.	4,498	164,987
Northfield Bancorp, Inc. (b)	8,489	82,513
Northwest Bancshares, Inc.	48,558	565,701
OFG Bancorp	28,193	1,037,784
Peapack-Gladstone Financial Corp.	11,554	281,109
Provident Financial Services, Inc.	183,152	2,668,525
Renasant Corp.	42,594	1,334,044
Sierra Bancorp	14,744	297,829
Stellar Bancorp, Inc. (b)	15,553	378,871
UMB Financial Corp.	25,955	2,257,825
Univest Corp. of Pennsylvania	10,172	211,781
Westamerica Bancorp.	22,130	1,081,714
		35,033,381
Capital Markets - 3.2%
Assetmark Financial Holdings, Inc. (a)	71,453	2,530,151
BGC Group, Inc. Class A	400,055	3,108,427
Federated Hermes, Inc.	69,395	2,506,547
Oppenheimer Holdings, Inc. Class A (non-vtg.)	5,016	200,239
Stifel Financial Corp.	23,766	1,857,788
StoneX Group, Inc. (a)	31,957	2,245,299
Virtus Investment Partners, Inc.	10,790	2,675,704
WisdomTree Investments, Inc.	200,339	1,841,115
		16,965,270
Consumer Finance - 0.9%
EZCORP, Inc. (non-vtg.) Class A (a)(b)	66,526	753,740
Green Dot Corp. Class A (a)	27,734	258,758
LendingTree, Inc. (a)	21,639	916,195
PROG Holdings, Inc.	76,717	2,642,133
Regional Management Corp.	12,304	297,880
		4,868,706
Financial Services - 1.7%
AvidXchange Holdings, Inc. (a)	105,981	1,393,650
Compass Diversified Holdings	48,625	1,170,404
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	10,701	2,106,813
Flywire Corp. (a)	20,563	510,168
i3 Verticals, Inc. Class A (a)	3,137	71,806
Marqeta, Inc. Class A (a)	122,253	728,628
Payoneer Global, Inc. (a)	186,511	906,443
Remitly Global, Inc. (a)	25,435	527,522
StoneCo Ltd. Class A (a)	55,731	925,692
Waterstone Financial, Inc.	29,278	356,313
		8,697,439
Insurance - 2.3%
American Equity Investment Life Holding Co. (a)	6,597	370,883
Amerisafe, Inc. (b)	11,125	558,141
CNO Financial Group, Inc.	13,308	365,704
Goosehead Insurance (a)	23,152	1,542,386
HCI Group, Inc.	7,307	848,197
Kinsale Capital Group, Inc.	5,221	2,739,668
Lemonade, Inc. (a)(b)	57,078	936,650
Oscar Health, Inc. (a)	73,802	1,097,436
Selective Insurance Group, Inc.	35,556	3,881,649
		12,340,714
Mortgage Real Estate Investment Trusts - 0.6%
Apollo Commercial Real Estate Finance, Inc. (b)	43,755	487,431
BrightSpire Capital, Inc.	77,826	536,221
KKR Real Estate Finance Trust, Inc. (b)	113,618	1,142,997
Ladder Capital Corp. Class A	52,310	582,210
TPG RE Finance Trust, Inc. (b)	68,360	527,739
		3,276,598
TOTAL FINANCIALS		81,182,108
HEALTH CARE - 13.8%
Biotechnology - 7.1%
2seventy bio, Inc. (a)(b)	51,604	276,081
ACADIA Pharmaceuticals, Inc. (a)	36,868	681,689
Adaptimmune Therapeutics PLC sponsored ADR (a)(b)	99,246	156,809
Adicet Bio, Inc. (a)	136,682	321,203
Adverum Biotechnologies, Inc. (a)	11,887	168,082
Affimed NV (a)(b)	8,130	43,089
Agenus, Inc.	349,039	202,443
Agios Pharmaceuticals, Inc. (a)	2,198	64,270
Akebia Therapeutics, Inc. (a)(b)	260,741	477,156
Akero Therapeutics, Inc. (a)	3,863	97,579
Alector, Inc. (a)	44,330	266,867
Alkermes PLC (a)	40,617	1,099,502
Allakos, Inc. (a)	207,759	261,776
Allovir, Inc. (a)	74,178	55,997
Alpine Immune Sciences, Inc. (a)	15,789	625,876
Amicus Therapeutics, Inc. (a)	75,024	883,783
Anika Therapeutics, Inc. (a)	5,612	142,545
Annexon, Inc. (a)	51,874	371,937
Arbutus Biopharma Corp. (a)	77,105	198,931
Arcturus Therapeutics Holdings, Inc. (a)	18,126	612,115
Arcus Biosciences, Inc. (a)	11,239	212,192
Arcutis Biotherapeutics, Inc. (a)(b)	67,960	673,484
Ardelyx, Inc. (a)	18,040	131,692
Arrowhead Pharmaceuticals, Inc. (a)	16,199	463,291
Assembly Biosciences, Inc. (a)	7,304	97,143
Atara Biotherapeutics, Inc. (a)	141,105	97,927
Atreca, Inc. (a)	951	76
Beam Therapeutics, Inc. (a)	6,275	207,326
Biohaven Ltd. (a)	12,557	686,742
bluebird bio, Inc. (a)	80,242	102,710
Blueprint Medicines Corp. (a)	8,162	774,247
Bolt Biotherapeutics, Inc. (a)(b)	50,403	70,564
BridgeBio Pharma, Inc. (a)	14,547	449,793
CareDx, Inc. (a)	35,083	371,529
Carisma Therapeutics, Inc.	15,136	34,359
Carisma Therapeutics, Inc. rights (a)(c)	304,482	3
Cartesian Therapeutics, Inc.	85,031	55,270
Cartesian Therapeutics, Inc. rights (a)(c)	85,524	11,118
Catalyst Pharmaceutical Partners, Inc. (a)	36,859	587,532
Celldex Therapeutics, Inc. (a)	5,964	250,309
Cerevel Therapeutics Holdings (a)	2,520	106,520
Cogent Biosciences, Inc. (a)	17,825	119,784
Coherus BioSciences, Inc. (a)	8,127	19,424
Corbus Pharmaceuticals Holdings, Inc. (a)	4,811	188,784
Crinetics Pharmaceuticals, Inc. (a)	6,943	325,002
Cytokinetics, Inc. (a)	10,689	749,406
CytomX Therapeutics, Inc. (a)(b)	106,063	231,217
Denali Therapeutics, Inc. (a)	10,366	212,710
Design Therapeutics, Inc. (a)	42,047	169,449
Disc Medicine, Inc. (a)	4,559	283,843
Dynavax Technologies Corp. (a)	8,781	108,972
Dyne Therapeutics, Inc. (a)	15,419	437,745
Eagle Pharmaceuticals, Inc. (a)	11,758	61,612
Editas Medicine, Inc. (a)(b)	41,684	309,295
Enanta Pharmaceuticals, Inc. (a)	15,785	275,606
Erasca, Inc. (a)	40,382	83,187
Fate Therapeutics, Inc. (a)	88,250	647,755
FibroGen, Inc. (a)	168,502	395,980
Fortress Biotech, Inc. (a)(b)	3,592	7,184
Gritstone Bio, Inc. (a)(b)	94,549	242,991
Halozyme Therapeutics, Inc. (a)	19,264	783,660
Heron Therapeutics, Inc. (a)	174,779	484,138
Ideaya Biosciences, Inc. (a)	5,932	260,296
Immunovant, Inc. (a)	6,592	212,988
Insmed, Inc. (a)	37,180	1,008,693
Intellia Therapeutics, Inc. (a)	11,290	310,588
Iovance Biotherapeutics, Inc. (a)	29,711	440,317
Ironwood Pharmaceuticals, Inc. Class A (a)	48,938	426,250
Jounce Therapeutics, Inc. rights (a)(c)	118,367	1
Kalvista Pharmaceuticals, Inc. (a)	24,105	285,885
Karyopharm Therapeutics, Inc. (a)	168,406	254,293
Kodiak Sciences, Inc. (a)	81,234	427,291
Krystal Biotech, Inc. (a)	2,238	398,207
Kura Oncology, Inc. (a)	35,047	747,553
Macrogenics, Inc. (a)	36,254	533,659
Madrigal Pharmaceuticals, Inc. (a)	1,692	451,832
Mersana Therapeutics, Inc. (a)	108,760	487,245
MiMedx Group, Inc. (a)	19,997	153,977
Mirum Pharmaceuticals, Inc. (a)(b)	10,551	265,041
Mustang Bio, Inc. (a)	4,631	4,816
Myriad Genetics, Inc. (a)	7,367	157,064
Nkarta, Inc. (a)	29,824	322,397
Nurix Therapeutics, Inc. (a)	31,764	466,931
Oncternal Therapeutics, Inc. rights (a)(c)	1,148	0
Organogenesis Holdings, Inc. Class A (a)	52,508	149,123
ORIC Pharmaceuticals, Inc. (a)	40,068	550,935
Ovid Therapeutics, Inc. (a)	43,854	133,755
Precigen, Inc. (a)	139,584	202,397
Protagonist Therapeutics, Inc. (a)	22,127	640,134
PTC Therapeutics, Inc. (a)	20,769	604,170
Puma Biotechnology, Inc. (a)(b)	47,510	251,803
Q32 Bio, Inc. (a)	2,267	38,630
Q32 Bio, Inc. rights (a)(c)	40,603	0
RAPT Therapeutics, Inc. (a)	8,720	78,306
Recursion Pharmaceuticals, Inc. (a)(b)	21,949	218,832
Relay Therapeutics, Inc. (a)	30,719	254,968
Revolution Medicines, Inc. (a)	17,172	553,454
Rhythm Pharmaceuticals, Inc. (a)	3,423	148,319
Rigel Pharmaceuticals, Inc. (a)	122,845	181,811
Rocket Pharmaceuticals, Inc. (a)	23,146	623,553
Sana Biotechnology, Inc. (a)(b)	40,593	405,930
Sangamo Therapeutics, Inc. (a)	176,165	118,066
SpringWorks Therapeutics, Inc. (a)	7,122	350,545
Surface Oncology, Inc. rights (a)(c)	60,289	1
Sutro Biopharma, Inc. (a)	49,256	278,296
Syndax Pharmaceuticals, Inc. (a)	21,856	520,173
Tenaya Therapeutics, Inc. (a)	48,214	252,159
TG Therapeutics, Inc. (a)	13,460	204,727
Travere Therapeutics, Inc. (a)	40,329	310,937
Twist Bioscience Corp. (a)	19,598	672,407
Vanda Pharmaceuticals, Inc. (a)	58,526	240,542
Vaxcyte, Inc. (a)	14,349	980,180
Vera Therapeutics, Inc. (a)	18,034	777,626
Veracyte, Inc. (a)	4,911	108,828
Vericel Corp. (a)	3,175	165,164
Voyager Therapeutics, Inc. (a)	37,101	345,410
Xbiotech, Inc. (a)(b)	12,886	104,763
Y-mAbs Therapeutics, Inc. (a)	13,033	211,917
Zentalis Pharmaceuticals, Inc. (a)	12,499	196,984
Zymeworks, Inc. (a)	15,477	162,818
		37,182,288
Health Care Equipment & Supplies - 3.3%
Accuray, Inc. (a)	244,499	603,913
Angiodynamics, Inc. (a)	13,261	77,842
Artivion, Inc. (a)	40,275	852,219
Atricure, Inc. (a)	38,376	1,167,398
Avanos Medical, Inc. (a)	84,096	1,674,351
AxoGen, Inc. (a)	12,403	100,092
Axonics, Inc. (a)	2,645	182,426
Cerus Corp. (a)	206,018	389,374
Haemonetics Corp. (a)	9,411	803,229
Inari Medical, Inc. (a)	26,941	1,292,629
IRadimed Corp.	9	396
Lantheus Holdings, Inc. (a)	38,430	2,391,883
LivaNova PLC (a)	7,757	433,927
Merit Medical Systems, Inc. (a)	25,810	1,955,108
Omnicell, Inc. (a)	43,360	1,267,413
RxSight, Inc. (a)	22,169	1,143,477
SurModics, Inc. (a)	18,882	553,998
Tactile Systems Technology, Inc. (a)	21,554	350,253
Varex Imaging Corp. (a)	18,130	328,153
Zimvie, Inc. (a)	89,949	1,483,259
		17,051,340
Health Care Providers & Services - 1.3%
23andMe Holding Co. Class A (a)	415,968	221,295
Addus HomeCare Corp. (a)	6,864	709,326
BrightSpring Health Services, Inc.	33,551	364,699
Guardant Health, Inc. (a)	50,695	1,045,838
HealthEquity, Inc. (a)	6,972	569,124
National Healthcare Corp. (b)	3,724	351,955
Option Care Health, Inc. (a)	103,197	3,461,227
Patterson Companies, Inc.	10,956	302,933
		7,026,397
Health Care Technology - 0.5%
Health Catalyst, Inc. (a)	43,476	327,374
HealthStream, Inc.	38,485	1,026,010
Phreesia, Inc. (a)	34,913	835,468
Veradigm, Inc. (a)	57,297	441,187
		2,630,039
Life Sciences Tools & Services - 0.3%
Adaptive Biotechnologies Corp. (a)	56,654	181,859
Codexis, Inc. (a)	89,291	311,626
Medpace Holdings, Inc. (a)	1,264	510,846
Nanostring Technologies, Inc. (a)	75,479	6,038
OmniAb, Inc. (a)	64,147	347,677
Pacific Biosciences of California, Inc. (a)	23,156	86,835
		1,444,881
Pharmaceuticals - 1.3%
Amneal Intermediate, Inc. (a)	82,999	502,974
Amphastar Pharmaceuticals, Inc. (a)	12,863	564,814
Amylyx Pharmaceuticals, Inc. (a)	10,904	30,967
Arvinas Holding Co. LLC (a)	14,637	604,215
Atea Pharmaceuticals, Inc. (a)	39,001	157,564
Axsome Therapeutics, Inc. (a)	4,252	339,310
Cara Therapeutics, Inc. (a)	95,273	86,698
Corcept Therapeutics, Inc. (a)	4,890	123,179
Edgewise Therapeutics, Inc. (a)	12,214	222,783
Evolus, Inc. (a)	24,527	343,378
Eyepoint Pharmaceuticals, Inc. (a)(b)	17,604	363,875
Intra-Cellular Therapies, Inc. (a)	13,870	959,804
Ocular Therapeutix, Inc. (a)	39,700	361,270
Pacira Biosciences, Inc. (a)	3,225	94,235
Prestige Brands Holdings, Inc. (a)	15,865	1,151,164
Relmada Therapeutics, Inc. (a)(b)	51,881	241,247
Supernus Pharmaceuticals, Inc. (a)	2,514	85,753
Terns Pharmaceuticals, Inc. (a)	33,692	221,020
Ventyx Biosciences, Inc. (a)	61,910	340,505
WAVE Life Sciences (a)	32,055	197,779
		6,992,534
TOTAL HEALTH CARE		72,327,479
INDUSTRIALS - 17.7%
Aerospace & Defense - 0.6%
AAR Corp. (a)	37,270	2,231,355
Astronics Corp. (a)	22,081	420,422
Park Aerospace Corp.	10,498	174,582
Virgin Galactic Holdings, Inc. (a)(b)	65,589	97,072
		2,923,431
Building Products - 1.6%
American Woodmark Corp. (a)	6,263	636,697
Apogee Enterprises, Inc.	27,529	1,629,717
Griffon Corp.	23,534	1,725,984
Janus International Group, Inc. (a)	99,316	1,502,651
Jeld-Wen Holding, Inc. (a)	42,162	895,099
Resideo Technologies, Inc. (a)	60,756	1,362,150
Simpson Manufacturing Co. Ltd.	1,989	408,103
		8,160,401
Commercial Services & Supplies - 2.2%
ABM Industries, Inc.	34,951	1,559,514
ACV Auctions, Inc. Class A (a)	27,282	512,083
Brady Corp. Class A	38,197	2,264,318
CECO Environmental Corp. (a)	11,016	253,588
Cimpress PLC (a)	33,652	2,978,539
Interface, Inc.	21,662	364,355
OpenLane, Inc. (a)	76,648	1,326,010
Steelcase, Inc. Class A	10,715	140,152
The Brink's Co.	24,245	2,239,753
		11,638,312
Construction & Engineering - 2.0%
Arcosa, Inc.	4,978	427,411
Comfort Systems U.S.A., Inc.	7,538	2,394,898
Dycom Industries, Inc. (a)	4,886	701,288
EMCOR Group, Inc.	8,192	2,868,838
Fluor Corp. (a)	64,683	2,734,797
IES Holdings, Inc. (a)	1,023	124,438
Limbach Holdings, Inc. (a)	29,661	1,228,559
		10,480,229
Electrical Equipment - 2.7%
Array Technologies, Inc. (a)	56,514	842,624
Atkore, Inc.	9,497	1,807,849
Encore Wire Corp.	5,066	1,331,243
EnerSys	32,540	3,073,728
Enovix Corp. (a)(b)	7,428	59,498
LSI Industries, Inc.	33,472	506,097
Nextracker, Inc. Class A (a)	4,833	271,953
Powell Industries, Inc. (b)	13,104	1,864,699
Preformed Line Products Co.	10,878	1,399,672
Thermon Group Holdings, Inc. (a)	37,781	1,236,194
Vicor Corp. (a)	40,907	1,564,284
		13,957,841
Ground Transportation - 0.1%
Marten Transport Ltd.	39,690	733,471
Machinery - 3.1%
Albany International Corp. Class A	6,438	602,017
Astec Industries, Inc.	804	35,143
Enerpac Tool Group Corp. Class A	33,060	1,178,920
Gorman-Rupp Co.	5,049	199,688
Hurco Companies, Inc.	16,924	341,188
Hyster-Yale Materials Handling, Inc. Class A	21,583	1,384,981
L.B. Foster Co. Class A (a)	6,633	181,147
Mueller Water Products, Inc. Class A	182,908	2,942,990
Proto Labs, Inc. (a)	11,979	428,249
SPX Technologies, Inc. (a)	5,127	631,288
Tennant Co.	14,086	1,712,998
Terex Corp.	55,933	3,602,085
Watts Water Technologies, Inc. Class A	15,499	3,294,312
		16,535,006
Marine Transportation - 0.5%
Matson, Inc.	25,070	2,817,868
Passenger Airlines - 0.7%
Joby Aviation, Inc. (a)(b)	23,153	124,100
SkyWest, Inc. (a)	49,477	3,417,871
Sun Country Airlines Holdings, Inc. (a)	9,574	144,472
		3,686,443
Professional Services - 2.5%
Barrett Business Services, Inc.	10,816	1,370,604
Conduent, Inc. (a)	20,061	67,806
CRA International, Inc.	8,292	1,240,317
CSG Systems International, Inc. (b)	53,178	2,740,794
ExlService Holdings, Inc. (a)	71,169	2,263,174
Huron Consulting Group, Inc. (a)	15,845	1,530,944
Parsons Corp. (a)	20,388	1,691,185
Planet Labs PBC Class A (a)(b)	165,147	421,125
TriNet Group, Inc.	1,320	174,887
Ttec Holdings, Inc.	61	633
Upwork, Inc. (a)	140,524	1,722,824
		13,224,293
Trading Companies & Distributors - 1.7%
Alta Equipment Group, Inc.	11,742	152,059
Applied Industrial Technologies, Inc.	5,985	1,182,337
Beacon Roofing Supply, Inc. (a)	14,412	1,412,664
Boise Cascade Co.	1,579	242,171
Custom Truck One Source, Inc. Class A (a)	14,862	86,497
DXP Enterprises, Inc. (a)	9,335	501,570
GATX Corp.	5,319	712,906
Global Industrial Co.	20,425	914,632
H&E Equipment Services, Inc.	30,046	1,928,352
McGrath RentCorp.	1,002	123,617
MRC Global, Inc. (a)	38,181	479,935
Rush Enterprises, Inc. Class A	25,521	1,365,884
		9,102,624
TOTAL INDUSTRIALS		93,259,919
INFORMATION TECHNOLOGY - 14.4%
Communications Equipment - 0.2%
CommScope Holding Co., Inc. (a)	442,820	580,094
Extreme Networks, Inc. (a)	37,071	427,799
		1,007,893
Electronic Equipment, Instruments & Components - 3.2%
Arlo Technologies, Inc. (a)	25,216	318,982
Badger Meter, Inc.	10,559	1,708,552
Bel Fuse, Inc. Class B (non-vtg.)	2,575	155,298
Belden, Inc.	32,850	3,042,239
Benchmark Electronics, Inc.	46,403	1,392,554
Fabrinet (a)	16,042	3,032,259
FARO Technologies, Inc. (a)	9,321	200,495
Itron, Inc. (a)	29,383	2,718,515
Kimball Electronics, Inc. (a)	20,490	443,609
OSI Systems, Inc. (a)	1,529	218,372
PC Connection, Inc.	15,849	1,044,925
Sanmina Corp. (a)	43,692	2,716,769
		16,992,569
Semiconductors & Semiconductor Equipment - 1.6%
Axcelis Technologies, Inc. (a)	13,605	1,517,230
Diodes, Inc. (a)	6,541	461,141
Lattice Semiconductor Corp. (a)	11,363	888,927
MaxLinear, Inc. Class A (a)	57,448	1,072,554
PDF Solutions, Inc. (a)	60,255	2,028,786
Photronics, Inc. (a)	59,294	1,679,206
Rambus, Inc. (a)	10,163	628,175
		8,276,019
Software - 7.0%
8x8, Inc. (a)(b)	614,576	1,659,355
AppFolio, Inc. (a)	3,249	801,658
Aurora Innovation, Inc. (a)(b)	71,245	200,911
Blackbaud, Inc. (a)	2,883	213,746
BlackLine, Inc. (a)	44,055	2,845,072
CommVault Systems, Inc. (a)	28,166	2,856,877
Domo, Inc. Class B (a)	115,593	1,031,090
E2open Parent Holdings, Inc. (a)	61,947	275,045
Jamf Holding Corp. (a)	15,858	290,994
LivePerson, Inc. (a)(b)	264,365	263,678
Liveramp Holdings, Inc. (a)	78,238	2,699,211
MeridianLink, Inc. (a)	12,114	226,532
MicroStrategy, Inc. Class A (a)	2,545	4,338,105
ON24, Inc.	15,719	112,234
Pagerduty, Inc. (a)	32,174	729,706
Progress Software Corp.	19,552	1,042,317
PROS Holdings, Inc. (a)	23,866	867,052
Q2 Holdings, Inc. (a)	65,843	3,460,708
Qualys, Inc. (a)	21,737	3,627,253
Rapid7, Inc. (a)	25,360	1,243,654
SecureWorks Corp. (a)	25,721	172,845
Sprinklr, Inc. (a)(b)	85,609	1,050,422
Sprout Social, Inc. (a)	7,988	476,963
SPS Commerce, Inc. (a)	16,716	3,090,788
Tenable Holdings, Inc. (a)	27,785	1,373,413
Upland Software, Inc. (a)	35,897	110,922
Xperi, Inc. (a)	26,353	317,817
Yext, Inc. (a)	83,518	503,614
Zuora, Inc. (a)	131,673	1,200,858
		37,082,840
Technology Hardware, Storage & Peripherals - 2.4%
IonQ, Inc. (a)(b)	4,711	47,063
Super Micro Computer, Inc. (a)	12,233	12,355,689
		12,402,752
TOTAL INFORMATION TECHNOLOGY		75,762,073
MATERIALS - 5.5%
Chemicals - 2.3%
American Vanguard Corp.	65,418	847,163
Balchem Corp.	2,003	310,365
Ecovyst, Inc. (a)	58,670	654,171
H.B. Fuller Co. (b)	42,805	3,413,271
Hawkins, Inc.	6,023	462,566
Innospec, Inc.	16,406	2,115,390
Minerals Technologies, Inc.	42,150	3,173,052
Sensient Technologies Corp.	10,618	734,659
Trinseo PLC	38,968	147,299
		11,857,936
Containers & Packaging - 0.5%
Myers Industries, Inc.	73,385	1,700,330
Pactiv Evergreen, Inc.	39,848	570,623
TriMas Corp.	20,218	540,427
		2,811,380
Metals & Mining - 2.5%
Arch Resources, Inc.	2,619	421,109
ATI, Inc. (a)	41,170	2,106,669
Carpenter Technology Corp.	41,770	2,983,213
Constellium NV (a)	70,220	1,552,564
Materion Corp.	11,181	1,473,097
Olympic Steel, Inc.	2,923	207,182
Ryerson Holding Corp.	4,973	166,596
SunCoke Energy, Inc.	107,906	1,216,101
Warrior Metropolitan Coal, Inc.	33,829	2,053,420
Worthington Steel, Inc. (b)	28,342	1,016,061
		13,196,012
Paper & Forest Products - 0.2%
Clearwater Paper Corp. (a)	21,021	919,248
TOTAL MATERIALS		28,784,576
REAL ESTATE - 4.0%
Equity Real Estate Investment Trusts (REITs) - 3.6%
Alexanders, Inc.	1,187	257,745
American Assets Trust, Inc.	80,485	1,763,426
Ashford Hospitality Trust, Inc. (a)(b)	78,720	107,846
Community Healthcare Trust, Inc.	6,148	163,229
EastGroup Properties, Inc.	12,539	2,254,136
Empire State Realty Trust, Inc.	201,321	2,039,382
Global Medical REIT, Inc.	71,901	629,134
National Health Investors, Inc.	13,678	859,389
NexPoint Residential Trust, Inc.	5,325	171,412
Phillips Edison & Co., Inc.	54,633	1,959,686
Retail Opportunity Investments Corp.	40,205	515,428
Ryman Hospitality Properties, Inc.	23,865	2,759,033
SITE Centers Corp.	43,283	634,096
Tanger, Inc.	18,617	549,760
Terreno Realty Corp.	51,237	3,402,137
Universal Health Realty Income Trust (SBI)	7,117	261,265
Urban Edge Properties	22,782	393,445
		18,720,549
Real Estate Management & Development - 0.4%
Anywhere Real Estate, Inc. (a)	35,669	220,434
Compass, Inc. (a)	255,195	918,702
Cushman & Wakefield PLC (a)	18,630	194,870
Opendoor Technologies, Inc. (a)	244,633	741,238
		2,075,244
TOTAL REAL ESTATE		20,795,793
UTILITIES - 1.2%
Electric Utilities - 0.5%
Allete, Inc.	29,511	1,760,036
Otter Tail Corp.	10,540	910,656
Portland General Electric Co.	2,621	110,082
		2,780,774
Gas Utilities - 0.3%
New Jersey Resources Corp.	31,941	1,370,588
Independent Power and Renewable Electricity Producers - 0.1%
Altus Power, Inc. Class A (a)(b)	34,381	164,341
Clearway Energy, Inc.:
Class A	10,006	215,229
Class C	9,297	214,296
		593,866
Water Utilities - 0.3%
American States Water Co.	16,599	1,199,112
Consolidated Water Co., Inc.	6,791	199,044
SJW Group	5,999	339,483
		1,737,639
TOTAL UTILITIES		6,482,867
TOTAL COMMON STOCKS (Cost $420,993,206)		511,670,688

U.S. Treasury Obligations - 0.2%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.29% to 5.31% 5/16/24 to 6/27/24 (e) (Cost $783,870)	790,000	783,876

Money Market Funds - 7.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	12,382,239	12,384,715
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	25,675,988	25,678,556
TOTAL MONEY MARKET FUNDS (Cost $38,063,270)		38,063,271

TOTAL INVESTMENT IN SECURITIES - 104.7% (Cost $459,840,346)	550,517,835
NET OTHER ASSETS (LIABILITIES) - (4.7)%	(24,666,716)
NET ASSETS - 100.0%	525,851,119

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	118	Jun 2024	12,660,810	237,343	237,343

The notional amount of futures purchased as a percentage of Net Assets is 2.4%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $783,876.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	8,990,995	11,244,209	7,850,489	38,785	-	-	12,384,715	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	21,311,490	15,479,191	11,112,125	2,993	-	-	25,678,556	0.1%
Total	30,302,485	26,723,400	18,962,614	41,778	-	-	38,063,271

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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